Business and asset acquisitions - Acquisition of Proveedora La Perla, S.A. de C.V. (Details) - MXN ($) $ in Thousands		12 Months Ended
	Jul. 11, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure Of Business And Asset Acquisitions [Line Items]
Bargain purchase gain (note 30)		$ 0	$ 0	$ 87,496
Proveedora La Perla S A de C V [Member]
Disclosure Of Business And Asset Acquisitions [Line Items]
Current assets, other than inventories				13,835
Inventories				5,846
Property, plant and equipment				584,884
Total assets				604,565
Current liabilities				(392,646)
Deferred income tax				(79,423)
Acquired net identifiable assets, net				132,496
Consideration paid	$ 45,000			45,000
Bargain purchase gain (note 30)				$ 87,496